Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2014 Total	Current	Non-current	2013 Total	Current	Non-current
Royal Bank of Scotland - Credit facility	$98,700	$6,000	$92,700	$98,700	$-	$98,700
less unamortized deferred financing costs	(402)	(196)	(206)	(598)	-	(598)
Total bank debt, net of unamortized deferred financing costs	$98,298	$5,804	$92,494	$98,102	$-	$98,102